Segment Information	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Segment Information
32. Segment Information
Based on our business management organization which is classified by the nature of major products and services, customer base, regulations, and business areas, our business is organized into ten operating segments: Corporate Financial Services and Maintenance Leasing, Real Estate, PE Investment and Concession, Environment and Energy, Insurance, Banking and Credit, Aircraft and Ships, ORIX USA, ORIX Europe, and Asia and Australia.
Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the chief operating decision maker to make decision about resource allocations and assess performance.

An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment

Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management

PE Investment and Concession	:	Private equity investment and concession

Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels; recycling and waste management

Insurance	:	Life insurance

Banking and Credit	:	Banking and consumer finance

Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment

ORIX USA	:	Finance, investment and asset management in the Americas

ORIX Europe	:	Asset management of global equity and fixed income

Asia and Australia	:	Finance and investment businesses in Asia and Australia
Since April 1, 2022, a portion of interest expenses and a portion of selling, general and administrative expenses, which were initially included in the difference between segment total profits and consolidated amounts, have been charged directly to their respective segments. As a result of these changes, segment data for fiscal 2022 have been retrospectively reclassified.
Since April 1, 2023, segment profits have been calculated with a broadened scope of profit sharing for inter-segment collaboration. As a result, segment data for fiscal 2022 and 2023 have been retrospectively reclassified.
LDTI standard has been adopted since April 1, 2023, with the transition date of April 1, 2021, using the modified retrospective approach. As a result of the adoption of LDTI, Insurance segment data for fiscal 2022 and 2023 have been retrospectively adjusted. For further information, see Note 1 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”
The presentation of equity method investment has been changed since fiscal 2024. As a result, segment data for fiscal 2022 and 2023 have been retrospectively reclassified. For further information, see Note 1 “Significant Accounting and Reporting Policies (aa) Reclassifications.”

Financial information of the segments for fiscal 2022, 2023 and 2024 is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2022
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥445,328	¥390,688	¥385,573	¥160,232	¥486,704	¥82,719	¥39,441
Finance revenues	57,642	5,602	1,101	1,001	265	76,191	3,382
Interest expense	5,783	2,873	2,547	5,365	551	5,259	11,400
Depreciation and amortization	156,116	16,164	22,325	18,140	17,872	1,335	15,669
Other significant non-cash items:
Provision for credit losses	1,296	173	924	0	(0)	2,395	(0)
Write-downs of long-lived assets	1,092	88	11,657	19,564	0	0	2,331
Increase(Decrease) in policy liabilities and policy account balances	0	0	0	0	90,276	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	164,029	1,575	(10,873)	7,295	0	2,103	(6,274)
Segment profits	241,450	32,021	(11,642)	997	57,861	41,498	(2,319)
Segment assets	1,516,795	910,101	353,581	703,608	2,072,145	2,687,156	684,098
Long-lived assets	508,035	574,661	85,698	388,399	27,962	0	271,592
Expenditures for long-lived assets	146,851	78,601	11,884	30,200	0	0	70,370
Equity method investments	14,794	113,178	35,869	202,589	10,772	2,114	306,646

	Millions of yen
	Fiscal Year ended March 31, 2022
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥153,597	¥220,872	¥145,243	¥2,510,397
Finance revenues	91,021	56	47,237	283,498
Interest expense	17,140	(647)	20,548	70,819
Depreciation and amortization	2,678	1,225	59,768	311,292
Other significant non-cash items:
Provision for credit losses	(278)	0	885	5,395
Write-downs of long-lived assets	928	0	6	35,666
Increase(Decrease) in policy liabilities and policy account balances	0	0	0	90,276
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	29,789	689	28,183	216,516
Segment profits	75,235	49,334	51,621	536,056
Segment assets	1,366,098	401,869	1,306,089	12,001,540
Long-lived assets	13,399	0	280,684	2,150,430
Expenditures for long-lived assets	717	0	113,594	452,217
Equity method investments	89,220	9,820	248,388	1,033,390

	Millions of yen
	Fiscal Year ended March 31, 2023
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥429,897	¥418,736	¥376,322	¥215,770	¥499,487	¥84,774	¥54,665
Finance revenues	60,133	5,562	1,026	1,230	300	78,066	7,312
Interest expense	6,375	3,367	2,376	12,276	365	5,698	18,877
Depreciation and amortization	149,545	16,613	22,649	22,486	18,628	1,402	16,257
Other significant non-cash items:
Provision for credit losses	1,036	61	(84)	(8)	(1)	716	1
Write-downs of long-lived assets	67	1,724	229	58	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(80,641)	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	1,518	9,580	(5,192)	19,966	0	(488)	9,089
Bargain Purchase Gain	0	0	58	1,018	0	0	98
Segment profits	75,025	51,578	2,837	32,960	62,990	37,610	18,583
Segment assets	1,514,070	935,027	605,471	773,617	2,050,412	2,698,747	742,890
Long-lived assets	500,111	592,190	100,848	450,797	27,194	0	295,549
Expenditures for long-lived assets	160,920	89,380	15,328	76,556	0	0	103,993
Equity method investments	13,416	117,040	28,796	188,436	17,577	2,006	347,508

	Millions of yen
	Fiscal Year ended March 31, 2023
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥185,889	¥207,292	¥188,432	¥2,661,264
Finance revenues	106,875	812	59,933	321,249
Interest expense	43,643	4,317	31,992	129,286
Depreciation and amortization	3,023	6,619	75,867	333,089
Other significant non-cash items:
Provision for credit losses	3,856	0	2,544	8,121
Write-downs of long-lived assets	114	0	57	2,249
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	(80,641)
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	6,635	(123)	14,062	55,047
Bargain Purchase Gain	0	0	0	1,174
Segment profits	49,021	40,675	34,952	406,231
Segment assets	1,462,717	417,941	1,395,096	12,595,988
Long-lived assets	12,639	0	321,000	2,300,328
Expenditures for long-lived assets	1,428	0	152,906	600,511
Equity method investments	87,513	10,213	249,481	1,061,986

	Millions of yen
	Fiscal Year ended March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥444,959	¥471,692	¥379,168	¥165,598	¥563,869	¥88,574	¥65,191
Finance revenues	61,428	6,134	6,679	1,478	300	80,653	7,769
Interest expense	7,467	4,236	3,567	19,267	806	5,911	29,189
Depreciation and amortization	153,208	18,376	26,644	23,975	17,138	1,821	20,366
Other significant non-cash items:
Provision for credit losses	731	66	306	13	(2)	4,064	3
Write-downs of long-lived assets	225	1,218	60	138	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	60,453	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	1,305	6,089	10,157	4,532	205	57,063	18,393
Segment profits	81,195	65,835	43,378	29,898	70,034	96,744	26,773
Segment assets	1,552,322	994,115	772,834	847,049	2,309,357	2,733,021	1,058,435
Long-lived assets	516,852	565,868	95,769	498,461	26,590	0	565,846
Expenditures for long-lived assets	183,167	64,060	18,913	55,838	8	0	174,517
Equity method investments	14,984	143,751	118,310	219,018	29,742	43,601	399,061

	Millions of yen
	Fiscal Year ended March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥173,426	¥227,151	¥225,293	¥2,804,921
Finance revenues	112,545	2,409	70,836	350,231
Interest expense	58,060	13,308	48,467	190,278
Depreciation and amortization	2,872	7,003	87,422	358,825
Other significant non-cash items:
Provision for credit losses	7,843	0	7,944	20,968
Write-downs of long-lived assets	0	0	83	1,724
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	60,453
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	(2,955)	3,113	11,243	109,145
Segment profits	17,337	28,619	34,339	494,152
Segment assets	1,537,025	459,248	1,587,540	13,850,946
Long-lived assets	9,841	0	384,477	2,663,704
Expenditures for long-lived assets	60	0	170,647	667,210
Equity method investments	61,415	11,907	271,682	1,313,471
The accounting policies of the segments are almost the same as those described in Note 1 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. The chief operating decision maker evaluates the performance of the segments based on the amount equivalent to income before income taxes, net income attributable to noncontrolling interests and net income attributable to redeemable noncontrolling interests before applicable tax effect. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in leases, installment loans, investment in operating leases, investment in securities, property under facility operations, equity method investments, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2022	2023	2024
Segment revenues:
Total revenues for segments	¥2,510,397	¥2,661,264	¥2,804,921
Revenues related to corporate assets	16,650	23,844	27,627
Revenues from inter-segment transactions	(19,004)	(21,449)	(18,187)

Total consolidated revenues	¥2,508,043	¥2,663,659	¥2,814,361

Segment profits:
Total segment profits	¥536,056	¥406,231	¥494,152
Corporate losses	(32,607)	(22,058)	(17,275)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	5,998	8,005	(6,902)

Total consolidated income before income taxes	¥509,447	¥392,178	¥469,975

Segment assets:
Total segment assets	¥12,001,540	¥12,595,988	¥13,850,946
Cash and cash equivalents, restricted cash	1,091,812	1,366,908	1,185,307
Allowance for credit losses	(71,415)	(65,373)	(58,110)
Trade notes, accounts and other receivable	359,949	441,803	401,368
Other corporate assets	898,798	950,059	942,589

Total consolidated assets	¥14,280,684	¥15,289,385	¥16,322,100

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,943,954	¥232,487	¥331,602	¥2,508,043
Income before Income Taxes	326,799	94,759	87,889	509,447

	Millions of yen
	Fiscal Year ended March 31, 2023
	Japan	The Americas*1	Other *2	Total
Total Revenues	¥2,006,639	¥258,792	¥398,228	¥2,663,659
Income before Income Taxes	219,720	73,179	99,279	392,178

	Millions of yen
	Fiscal Year ended March 31, 2024
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,097,360	¥263,090	¥453,911	¥2,814,361
Income before Income Taxes	359,520	25,947	84,508	469,975

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
No single customer accounted for 10% or more of the Company’s total revenues for fiscal 2022, 2023 and 2024.

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥9,741	¥2,521	¥320,104	¥3,861	¥0	¥0	¥0
Real estate sales	0	94,617	0	0	0	0	0
Asset management and servicing	347	6,107	20	93	0	326	38
Automobile related services	62,897	0	0	228	0	0	0
Facilities operation	0	31,421	0	0	0	0	0
Environment and energy services	2,911	0	76	154,081	0	0	0
Real estate management and brokerage	0	102,689	0	0	0	0	0
Real estate contract work	0	93,265	0	0	0	0	0
Other	52,489	1,393	28,877	903	2,062	6,101	7,401

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Geographical location
Japan	127,918	332,013	349,077	154,311	2,062	6,427	3,642
The Americas	0	0	0	0	0	0	0
Other	467	0	0	4,855	0	0	3,797

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Other revenues *	316,943	58,675	36,496	1,066	484,642	76,292	32,002

Segment revenues/Total revenues	¥445,328	¥390,688	¥385,573	¥160,232	¥486,704	¥82,719	¥39,441

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,251	¥0	¥577	¥339,055	¥1,642	¥340,697
Real estate sales	84	0	0	94,701	(1)	94,700
Asset management and servicing	18,880	219,132	0	244,943	(56)	244,887
Automobile related services	0	0	13,630	76,755	17	76,772
Facilities operation	0	0	0	31,421	742	32,163
Environment and energy services	1,187	0	0	158,255	(1,928)	156,327
Real estate management and brokerage	0	0	0	102,689	(2,385)	100,304
Real estate contract work	0	0	0	93,265	(266)	92,999
Other	4,698	75	905	104,904	2,345	107,249

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Geographical location
Japan	0	0	0	975,450	219	975,669
The Americas	27,100	77,647	0	104,747	0	104,747
Other	0	141,560	15,112	165,791	(109)	165,682

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Other revenues *	126,497	1,665	130,131	1,264,409	(2,464)	1,261,945

Segment revenues/Total revenues	¥153,597	¥220,872	¥145,243	¥2,510,397	¥(2,354)	¥2,508,043

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥5,356	¥3,373	¥280,361	¥4,200	¥0	¥0	¥624
Real estate sales	0	92,657	0	0	0	0	0
Asset management and servicing	326	7,807	0	214	0	482	66
Automobile related services	63,414	0	0	248	0	0	0
Facilities operation	0	55,231	0	0	0	0	0
Environment and energy services	3,023	40	84	207,037	0	0	0
Real estate management and brokerage	0	100,137	0	0	0	0	0
Real estate contract work	0	96,509	24,105	0	0	0	0
Other	39,779	1,243	31,745	834	2,626	6,577	10,805

Total revenues from contracts with customers	111,898	356,997	336,295	212,533	2,626	7,059	11,495

Geographical location
Japan	111,898	356,997	336,295	188,196	2,626	7,059	3,566
The Americas	0	0	0	0	0	0	0
Other	0	0	0	24,337	0	0	7,929

Total revenues from contracts with customers	111,898	356,997	336,295	212,533	2,626	7,059	11,495

Other revenues *	317,999	61,739	40,027	3,237	496,861	77,715	43,170

Segment revenues/Total revenues	¥429,897	¥418,736	¥376,322	¥215,770	¥499,487	¥84,774	¥54,665

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,023	¥0	¥1,698	¥297,635	¥2,266	¥299,901
Real estate sales	11	0	0	92,668	0	92,668
Asset management and servicing	22,900	207,679	9	239,483	(251)	239,232
Automobile related services	0	0	18,763	82,425	3	82,428
Facilities operation	0	0	0	55,231	1,000	56,231
Environment and energy services	1,433	0	0	211,617	(1,968)	209,649
Real estate management and brokerage	0	0	0	100,137	(1,544)	98,593
Real estate contract work	0	0	0	120,614	(235)	120,379
Other	6,649	150	1,633	102,041	2,243	104,284

Total revenues from contracts with customers	33,016	207,829	22,103	1,301,851	1,514	1,303,365

Geographical location
Japan	0	0	0	1,006,637	2,737	1,009,374
The Americas	33,016	73,820	0	106,836	0	106,836
Other	0	134,009	22,103	188,378	(1,223)	187,155

Total revenues from contracts with customers	33,016	207,829	22,103	1,301,851	1,514	1,303,365

Other revenues *	152,873	(537)	166,329	1,359,413	881	1,360,294

Segment revenues/Total revenues	¥185,889	¥207,292	¥188,432	¥2,661,264	¥2,395	¥2,663,659

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,934	¥3,536	¥249,085	¥3,771	¥0	¥0	¥97
Real estate sales	0	107,477	0	0	0	0	0
Asset management and servicing	318	9,662	0	(6)	0	615	53
Automobile related services	65,942	0	0	239	0	0	0
Facilities operation	0	74,989	0	0	0	0	0
Environment and energy services	2,958	41	83	155,838	0	0	0
Real estate management and brokerage	0	101,229	0	0	0	0	0
Real estate contract work	0	104,875	47,233	0	0	0	0
Other	40,882	1,482	33,371	770	2,036	6,706	9,328

Total revenues from contracts with customers	114,034	403,291	329,772	160,612	2,036	7,321	9,478

Geographical location
Japan	114,034	403,291	329,772	129,791	2,036	7,321	3,899
The Americas	0	0	0	0	0	0	0
Other	0	0	0	30,821	0	0	5,579

Total revenues from contracts with customers	114,034	403,291	329,772	160,612	2,036	7,321	9,478

Other revenues *	330,925	68,401	49,396	4,986	561,833	81,253	55,713

Segment revenues/Total revenues	¥444,959	¥471,692	¥379,168	¥165,598	¥563,869	¥88,574	¥65,191

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥555	¥0	¥425	¥261,403	¥4,987	¥266,390
Real estate sales	47	0	0	107,524	0	107,524
Asset management and servicing	20,157	213,908	44	244,751	(243)	244,508
Automobile related services	0	0	22,141	88,322	3	88,325
Facilities operation	0	0	0	74,989	1,098	76,087
Environment and energy services	637	0	0	159,557	(1,482)	158,075
Real estate management and brokerage	0	0	0	101,229	(1,386)	99,843
Real estate contract work	0	0	0	152,108	(86)	152,022
Other	5,739	123	1,285	101,722	5,469	107,191

Total revenues from contracts with customers	27,135	214,031	23,895	1,291,605	8,360	1,299,965

Geographical location
Japan	0	0	0	990,144	9,145	999,289
The Americas	27,135	81,672	0	108,807	0	108,807
Other	0	132,359	23,895	192,654	(785)	191,869

Total revenues from contracts with customers	27,135	214,031	23,895	1,291,605	8,360	1,299,965

Other revenues *	146,291	13,120	201,398	1,513,316	1,080	1,514,396

Segment revenues/Total revenues	¥173,426	¥227,151	¥225,293	¥2,804,921	¥9,440	¥2,814,361

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.